Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Cayman Islands
Under the current laws of the Cayman Islands, the Companies incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the current Hong Kong Inland Revenue Ordinance, the profits tax rate for the first HK dollar 2,000 of profits of corporations is 8.25%, while profits above that amount are subject to the tax rate of 16.5%.
China
On March 16, 2007, the National People’s Congress of the PRC introduced a Corporate Income Tax Law (“CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of 25%. Certain enterprises benefit from a preferential tax rate of 15%
under the CIT Law if they qualify as high and new technology enterprises (“HNTE”).
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of its research and development expenses in determining its tax assessable profits for the year. The additional tax deduction amount of the research and development expenses has been increased from 50% to 75%, effective from 2018 to 2023.
Loss (income) by tax jurisdictions:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income from PRC operations	(145,611)	(56,957)	(1,047,102)
Net loss from non-PRC operations	3,597,207	3,697,294	539,167

Total net loss (income) before tax	3,451,596	3,640,337	(507,935)

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income are as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	31,844	27,018	131,186
Deferred tax benefits	(12,508)	(12,827)	(35,151)

Income tax expenses	19,336	14,191	96,035

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years ended December 31,
	2020	2021	2022
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of subsidiaries operating in other jurisdictions	0.89%	0.96%	(5.15%)
PRC Withholding taxes	(0.22%)	(0.44%)	5.73%
Expenses/losses not deductible for tax purposes	(0.71%)	(0.91%)	4.02%
Research and development expenses super deduction	2.00%	2.65%	(24.39%)
Compensation cost in relation to ordinary shares and options	(26.95%)	(26.36%)	45.24%
True up	(0.00%)	(0.04%)	(1.24%)
Effect of change of valuation allowance	(0.57%)	(1.25%)	(30.30%)

Effective tax rate	(0.56%)	(0.39%)	18.91%

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	5,997	11,571
—Impairment loss	177,368	177,368
—Allowance for expected credit losses	15,431	18,135
—Loan loss provision	23,985	40,708
—Accrued expense	5,792	10,891
—Net operating loss carry forwards	598,975	423,025
—Others	4,268	12,402
Less: valuation allowance	(811,324)	(652,610)

Net deferred tax assets	20,492	41,490

Deferred tax liabilities
—Identifiable intangible assets from business combination	135,764	121,611

Total deferred tax liabilities	135,764	121,611

Movement of valuation allowance

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	727,508	747,354	811,324
Addition (reversal)	19,846	63,970	(158,714)

Total	747,354	811,324	652,610

As of December 31, 2021 and 2022, the Group had net operating loss carry forwards of approximately RMB2,432 million and RMB1,692 million, which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC, respectively.
The losses expired were approximately
RMB35 million, RMB23 million and RMB3 million during the years ended December 31, 2020, 2021 and 2022, respectively, and were provided full valuation allowances in prior years. The remaining loss carry forwards will expire during the period from 2023 to 2031.
The Group believes that for most of its entities, it is more likely than not that the net accumulated operating losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided a valuation allowance of RMB811 million and RMB653 million for these entities’ deferred tax assets as of December 31, 2021 and 2022, respectively.

The CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.
The CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as its FIEs have not had any retained earnings.
Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated affiliate. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group VIEs are in an accumulated deficit position and therefore not subject to this deferred tax liability.